UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

 INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _10/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
October 31, 2016

Franklin Federal Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Federal Tax-Free Income Fund .	3
Performance Summary	6
Your Fund’s Expenses	8
Financial Highlights and Statement of Investments	9
FinancialStatements	39
Notes to Financial Statements	42
Shareholder Information	49

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Federal Tax-Free Income Fund

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

10/31/16

% of Total
Ratings	Investments
AAA	9.51%
AA	45.88%
A	20.93%
BBB	5.99%
Below Investment Grade	2.06%
Refunded	14.75%
Not Rated	0.88%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.48 on April 30, 2016, to $12.38 on October 31, 2016. The Fund’s Class A shares paid dividends totaling 22.80 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.48% based on an annualization of October’s 3.75 cent per share dividend and the maximum offering price of $12.93 on October 31, 2016. An investor in the 2016 maximum federal personal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.15% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market underperformed the U.S. Treasury market and U.S. stock markets during the 6-month period ended October 31, 2016. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +0.49% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +0.80% total return.3 U.S. equities, as represented by the Standard & Poor’s® 500 Index, outperformed municipals with a +4.06% total return for the reporting period.3

After raising its target range for the federal funds rate to 0.25%–0.50% last year, the Federal Reserve (Fed) maintained its target through period-end. At its June meeting, the Fed indicated that in determining the timing and size of future

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 12.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Dividend Distributions*
5/1/16–10/31/16
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
May	3.95	3.37	4.05
June	3.85	3.29	3.96
July	3.75	3.19	3.86
August	3.75	3.19	3.86
September	3.75	3.17	3.85
October	3.75	3.17	3.85
Total	22.80	19.38	23.43

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

adjustments to the target range, it would assess realized and expected economic conditions relative to its objectives of maximum employment and 2.0% inflation. Following strong July employment data, the Fed signaled that interest rates could increase in the near term, given continued strength in labor market conditions and the Fed’s positive outlook on future economic growth. Nonetheless, the Fed expected economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate.

In June, Britain voted to leave the European Union in the much-publicized “Brexit” referendum. The outcome roiled financial markets in the short-run even as the long-term ramifications of a British exit from the European Union remained uncertain. Global equity markets sold off briefly, while both U.S. Treasuries and municipal bonds rallied sharply in the immediate aftermath of the Brexit vote.

Approximately $257 billion in bonds were issued over the past six months. More than $53 billion of municipal bonds were issued during the month of October, which is the highest monthly number in 30 years. The municipal market experienced a significant increase in new money as well as refunding issuance. New money municipal bond issuance has increased 18% during 2016 as compared to 2015, while refunding volume was up 6%. In spite of this elevated supply, municipal bond funds have recorded more than $31 billion in inflows during the reporting period, reflecting solid demand for tax-exempt debt. During the period under review, bonds with longer maturities generally performed better than bonds with shorter maturities. High yield municipal bonds outperformed investment-grade municipals, reflective of the “risk on” sentiment seen during the period. High yield tax-exempt bonds, as measured by the Bloomberg Barclays High Yield Municipal Bond Index, generated a +4.49% total return for the period.3

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets.

On May 19, 2016, the House Committee on Natural Resources introduced a bill, the Puerto Rico Oversight, Management and Economic Stability Act (PROMESA), which sought to provide an oversight board as well as a restructuring process. PROMESA was approved by Congress and signed into law by President Obama on June 30, 2016. On August 31, 2016, the president appointed the seven member oversight board. It is unclear at this time what potential impact, if any, that PROMESA may have on ongoing restructuring discussions, including discussions with PREPA detailed below.

We look forward to continuing to work with Puerto Rico and its new oversight board to promote responsible solutions to the island’s fiscal and economic problems so it may regain needed access to the capital markets.

As part of the Puerto Rico Electric Power Authority (PREPA) forbearing creditor group (Ad Hoc Group), we have been participating in discussions related to the PREPA bonds we own. On December 23, 2015, PREPA and more than 70% of its creditors reached an agreement on an Amended and Restated Restructuring Support Agreement (RSA) that would provide, among other things, for a restructuring of PREPA debt at 85 cents on the dollar for some of its outstanding debt, and outlined a Bond Purchase Agreement (BPA) whereby certain of those creditors would purchase new bonds to be issued by PREPA.

Legislation to establish the necessary securitization framework for the new PREPA debt was passed on February 16, 2016. In June, the Puerto Rico Energy Commission approved a “transition” charge to PREPA customers that will secure the new debt that will be issued to facilitate the PREPA restructuring. In our view, the implementation of the RSA provides the basis for PREPA to provide more reliable and lower-cost service, fund its capital needs for the medium term, help ensure environmental compliance, diversify generation resources to include more natural gas, and provide jobs.

On April 5, 2016, the Governor signed legislation allowing him to impose a debt moratorium on most debt issued by Puerto Rico and its agencies and that stays all related litigation until January 2017. Subsequently, the governor declared the

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

aforementioned moratorium for several issuers. During the period under review, Puerto Rico has defaulted on some of its debt and at this point it is unclear what it will pay in the future.

In June 2014, Puerto Rico enacted its own bankruptcy law called the Debt Enforcement and Recovery Act (DERA). Certain Franklin Municipal Bond Funds and another fund family quickly brought suit against Puerto Rico saying, among other things, that the U.S. Bankruptcy Code pre-empted DERA. In July 2015, the U.S. Court of Appeals for the First Circuit ruled 3-0 in our favor, affirming the prior ruling by the District Court in Puerto Rico that the U.S. Bankruptcy Code pre-empts DERA. Puerto Rico appealed to the U.S. Supreme Court, which heard the case on March 22, 2016, and on June 13, 2016, ruled 5-2 to uphold the First Circuit ruling.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Portfolio Composition

10/31/16

% of Total
Investments*
Refunded**	24.4%
Utilities	16.6%
Transportation	12.8%
General Obligation	11.4%
Hospital & Health Care	9.5%
Subject to Government Appropriations	8.9%
Higher Education	5.8%
Tax-Supported	4.5%
Other Revenue	4.3%
Corporate-Backed	1.2%
Housing	0.6%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the period under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of October 31, 2016

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/16

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Cumulative	Average Annual	Average Annual
Share Class	Total Return[1]	Total Return[2]	Total Return (9/30/16)[3]
A
6-Month	+1.02%	-3.24%
1-Year	+3.99%	-0.44%	+0.70%
5-Year	+25.24%	+3.70%	+3.77%
10-Year	+54.61%	+4.00%	+4.15%
Advisor
6-Month	+1.07%	+1.07%
1-Year	+4.09%	+4.09%	+5.29%
5-Year	+25.85%	+4.71%	+4.78%
10-Year	+56.19%	+4.56%	+4.70%

Distribution	Taxable Equivalent	30 Day	-	Taxable Equivalent 30-Day
Share Class	Rate[4]	Distribution Rate[5]	Standardized Yield[6]	Standardized Yield[5]
A	3.48%	6.15%	1.34%	2.37%
Advisor	3.73%	6.59%	1.50%	2.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	10/31/16	4/30/16		Change
A (FKTIX)	$12.38	$12.48	-$	0.10
C (FRFTX)	$12.37	$12.47	-$	0.10
Advisor (FAFTX)	$12.39	$12.49	-$	0.10

Distributions[7] (5/1/16–10/31/16)
	Dividend
Share Class	Income
A	$0.2280
C	$0.1938
Advisor	$0.2343

Total Annual Operating Expenses[8]
Share Class
A	0.61%
Advisor	0.51%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/2016.
5. Taxable equivalent distribution rate and yield assume the 2016 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1]	Value 10/31/16	5/1/16–10/31/16[1]	Ratio

A	$1,000	$1,010.20	$3.09	$1,022.13	$3.11	0.61%
C	$1,000	$1,007.40	$5.87	$1,019.36	$5.90	1.16%
Advisor	$1,000	$1,010.70	$2.58	$1,022.63	$2.60	0.51%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.48	$12.45	$12.22	$12.79	$12.48	$11.47
Income from investment operations[a]:
Net investment income[b]	0.23	0.48	0.47	0.49	0.48	0.51
Net realized and unrealized gains (losses)	(0.10)	0.02	0.23	(0.57)	0.31	1.02
Total from investment operations	0.13	0.50	0.70	(0.08)	0.79	1.53
Less distributions from net investment income .	(0.23)	(0.47)	(0.47)	(0.49)	(0.48)	(0.52)
Net asset value, end of period	$12.38	$12.48	$12.45	$12.22	$12.79	$12.48

Total return[c]	1.02%	4.16%	5.82%	(0.49)%	6.44%	13.61%

Ratios to average net assets[d]
Expenses.	0.61%	0.61%	0.62%	0.62%	0.61%	0.62%
Net investment income	3.68%	3.87%	3.80%	4.11%	3.76%	4.25%

Supplemental data
Net assets, end of period (000’s)	$8,439,816	$8,384,079	$8,505,853	$8,243,367	$9,414,734	$8,758,460
Portfolio turnover rate	3.90%	6.07%	5.49%	8.51%	6.31%	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.47	$12.44	$12.21	$12.78	$12.47	$11.46
Income from investment operations[a]:
Net investment income[b]	0.20	0.41	0.40	0.43	0.41	0.45
Net realized and unrealized gains (losses)	(0.11)	0.03	0.23	(0.58)	0.31	1.01
Total from investment operations	0.09	0.44	0.63	(0.15)	0.72	1.46
Less distributions from net investment income .	(0.19)	(0.41)	(0.40)	(0.42)	(0.41)	(0.45)
Net asset value, end of period	$12.37	$12.47	$12.44	$12.21	$12.78	$12.47

Total return[c]	0.74%	3.59%	5.24%	(1.05)%	5.87%	13.00%

Ratios to average net assets[d]
Expenses.	1.16%	1.16%	1.17%	1.17%	1.16%	1.17%
Net investment income	3.13%	3.32%	3.25%	3.56%	3.21%	3.70%

Supplemental data
Net assets, end of period (000’s)	$1,262,218	$1,215,034	$1,166,771	$1,120,471	$1,525,083	$1,319,527
Portfolio turnover rate	3.90%	6.07%	5.49%	8.51%	6.31%	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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		FRANKLIN FEDERAL TAX-FREE INCOME FUND
				FINANCIAL HIGHLIGHTS

	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.49	$12.46	$12.23	$12.80	$12.49	$11.48
Income from investment operations[a]:
Net investment income[b]	0.24	0.49	0.49	0.50	0.49	0.52
Net realized and unrealized gains (losses)	(0.11)	0.03	0.22	(0.57)	0.31	1.02
Total from investment operations	0.13	0.52	0.71	(0.07)	0.80	1.54
Less distributions from net investment income .	(0.23)	(0.49)	(0.48)	(0.50)	(0.49)	(0.53)
Net asset value, end of period	$12.39	$12.49	$12.46	$12.23	$12.80	$12.49

Total return[c]	1.07%	4.26%	5.92%	(0.39)%	6.54%	13.71%

Ratios to average net assets[d]
Expenses.	0.51%	0.51%	0.52%	0.52%	0.51%	0.52%
Net investment income	3.78%	3.97%	3.90%	4.21%	3.86%	4.35%

Supplemental data
Net assets, end of period (000’s)	$1,470,000	$1,443,272	$1,689,267	$1,314,233	$1,755,892	$1,389,908
Portfolio turnover rate	3.90%	6.07%	5.49%	8.51%	6.31%	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 99.2%
Alabama 1.1%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$16,177,448
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40.	6,000,000	6,935,160
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	19,277,005
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34.	5,600,000	6,098,848
Series B, 5.00%, 1/01/38	3,500,000	4,033,330
Series B, 5.00%, 1/01/43	8,000,000	9,145,040
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital
Project, Series A, 5.00%, 11/01/40	8,425,000	9,496,829
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B,
5.50%, 9/01/33.	18,500,000	19,860,120
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,993,983
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-
Refunded, 6.75%, 7/01/38	10,000,000	10,965,700
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC
Insured, 5.00%, 12/01/36	11,570,000	11,604,363
		126,587,826
Alaska 0.8%
Alaska Municipal Bond Bank Authority Revenue,
Refunding, Series 3, 5.25%, 10/01/36	16,045,000	18,788,695
Refunding, Series 3, 5.00%, 10/01/39	12,950,000	14,697,603
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services,
Series A, 5.00%, 10/01/40	10,000,000	10,854,400
Alaska State International Airports Revenue, Series C, 5.00%, 10/01/33	12,565,000	14,096,925
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,340,351
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	20,000,000	22,781,000
		91,558,974
Arizona 2.5%
Arizona State Board of Regents University of Arizona System Revenue, Stimulus Plan for Economic
and Educational Development, 5.00%, 8/01/44	10,000,000	11,589,700
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	15,970,062
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,594,950
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	17,737,580
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	17,509,350
[a] Maricopa County Industrial Development Authority Senior Living Facilities Revenue, Christian Care
Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36.	5,000,000	5,560,500
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,261,700
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	20,339,690
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,475,360
senior lien, Series A, 5.00%, 7/01/33.	28,000,000	29,687,000
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	8,006,100
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,745,050
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	13,379,527

12 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 7/01/32	$21,095,000	$23,141,215
junior lien, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,953,500
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39.	20,000,000	20,881,200
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	11,830,400
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River
Project, Series A, 5.00%, 1/01/38	10,000,000	10,439,100
		278,101,984
Arkansas 0.2%
University of Arkansas Revenue,
Athletic Facilities, Fayetteville Campus, Series A, 5.00%, 9/15/36	8,330,000	9,979,506
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,565,961
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,751,177
		24,296,644
California 12.2%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	26,359,680
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	21,455,685
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,466,990
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	14,833,560
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	31,996,200
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,875,970
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	31,849,552
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	27,515,333
California State GO,
Various Purpose, 6.00%, 5/01/18	370,000	379,979
Various Purpose, 5.90%, 4/01/23	1,200,000	1,226,220
Various Purpose, 5.00%, 10/01/29	15,000,000	16,621,200
Various Purpose, 6.00%, 4/01/38	100,000,000	111,703,000
Various Purpose, 6.00%, 11/01/39	25,000,000	28,606,750
Various Purpose, 5.25%, 11/01/40	50,000,000	57,537,000
Various Purpose, FGIC Insured, 6.00%, 5/01/20.	850,000	873,018
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	33,940,800
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,941,600
Various Purpose, Refunding, 5.25%, 3/01/38	20,000,000	21,104,400
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,425,750
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,820,550
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,197,440
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,074,390
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.00%, 4/01/27	3,980,000	4,460,983
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.125%, 4/01/29	5,000,000	5,619,100
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,916,540
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,419,728
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	33,756,530
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	16,408,653

franklintempleton.com

Semiannual Report 13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	$9,860,000	$10,405,061
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,404,950
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,727,600
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34.	15,000,000	16,798,050
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.,
8/01/39	7,500,000	3,152,850
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	4,310,085
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	11,317,835
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	13,480,427
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	17,453,400
Refunding, Series A, 5.75%, 1/15/46	25,000,000	29,509,750
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,829,800
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,117,350
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,145,065
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	1,978,200
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,472,157
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%,
8/01/39	30,000,000	34,614,000
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	28,524,596
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	55,963,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	24,251,800
Los Angeles USD,
GO, Election of 2002, Series B, AMBAC Insured, Pre-Refunded, 4.50%, 7/01/31	28,745,000	29,467,937
GO, Series KRY, 5.25%, 7/01/34	36,625,000	41,879,222
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,333,875
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,286,841
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	4,698,705
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	4,398,985
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%,
8/01/32	24,490,000	26,360,546
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/29.	5,585,000	6,197,842
Rialto USD, GO, San Bernardino County, Captial Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/36	20,000,000	9,812,800
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,337,608
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%,
8/01/34	15,000,000	16,798,050
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31 .	10,000,000	10,952,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,411,650
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	57,612,000

14 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70%
thereafter, 9/01/41	$20,000,000	$16,925,000
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter,
9/01/33	6,065,000	4,717,660
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42.	50,000,000	44,149,000
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/35	10,000,000	5,384,600
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/36	18,865,000	9,770,938
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/37	10,000,000	4,979,100
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	27,499,750
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn.,
8/01/39	50,075,000	13,444,136
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,292,650
West Contra Costa USD,
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	6,782,200
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	13,565,509
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	12,487,600
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	6,419,008
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A,
zero cpn., 8/01/34	20,000,000	7,460,800
		1,359,269,089
Colorado 2.1%
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,316,300
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/36	41,235,000	42,539,263
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/39	26,930,000	27,781,796
Colorado State Board of Governors University Enterprise System Revenue,
Series A, AGMC Insured, 5.00%, 3/01/37	10,000,000	10,118,100
Series A, NATL Insured, 5.00%, 3/01/37	1,700,000	1,720,077
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	8,417,362
Colorado State Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	10,000,000	11,626,900
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,799,900
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45 .	10,000,000	10,871,100
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,820,400
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,322,500
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,441,560
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	10,907,200
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33.	16,405,000	19,355,931
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement,
Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,950,340
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	28,235,200
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,892,000
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32.	3,500,000	3,890,600
		234,006,529

franklintempleton.com

Semiannual Report 15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut 0.1%
Connecticut State GO, Series B, 5.00%, 6/15/35	$7,000,000	$8,148,280
District of Columbia 2.8%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000	12,165,086
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,025,970
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,986,914
District of Columbia Hospital Revenue,
Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,902,993
Children’s Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, Pre-Refunded, 5.45%,
7/15/35	23,035,000	24,823,898
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,229,500
Series A, 5.25%, 12/01/34	11,000,000	12,342,110
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,924,500
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,110,500
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32.	15,370,000	15,441,163
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	20,657,600
National Academy of Sciences Project, Series A, 5.00%, 4/01/35.	10,905,000	12,138,574
National Academy of Sciences Project, Series A, 5.00%, 4/01/40.	16,960,000	18,789,136
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,750,758
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	34,180,000	41,775,480
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%,
4/01/36	5,000,000	5,388,150
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-
Refunded, 6.00%, 10/01/35	8,000,000	8,772,880
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,365,550
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,656,150
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,598,690
Series A, 5.00%, 10/01/39	5,000,000	5,637,900
Series C, 5.00%, 10/01/26	10,235,000	11,001,909
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second
lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	33,340,500
		311,825,911
Florida 6.7%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Teaching Hospital and
Clinics Inc. at the University of Florida Project, Series A, 5.00%, 12/01/44.	10,350,000	11,701,296
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,431,775
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37	12,245,000	12,561,778
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34.	8,800,000	9,516,584
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42.	21,510,000	24,234,672
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	22,563,600
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	24,862,070
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	10,266,800
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	25,738,750
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,806,750

16 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	$17,500,000	$22,389,675
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/23.	5,000,000	3,663,551
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/24.	3,000,000	2,075,970
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	4,750,000	5,523,870
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,360,600
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,643,800
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,950,515
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28 .	17,650,000	20,655,795
Indian River County School Board COP, NATL Insured, Pre-Refunded, 5.00%, 7/01/27	16,485,000	16,943,778
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	3,800,000	4,261,472
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/44	12,000,000	13,601,880
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,852,620
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	20,000,000	22,221,800
Miami International Airport, Hub of the Americas, Refunding, Series A, Assured Guaranty, 5.25%,
10/01/33	8,625,000	9,232,027
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 10/01/38	5,640,000	6,088,098
Miami International Airport, Refunding, Series A, 5.00%, 10/01/41	7,515,000	8,774,138
Miami International Airport, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	7,360,000	7,847,747
Miami International Airport, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	2,375,000	2,563,694
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,703,000
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,423,369
Series A, 5.00%, 7/01/40	30,265,000	33,499,421
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%,
7/01/33	20,000,000	21,602,400
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,639,800
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,938,400
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,715,300
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,135,805
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,697,655
Miami-Dade County Transit System Sales Surtax Revenue,
Refunding, 5.00%, 7/01/35.	7,000,000	8,171,030
Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	19,900,320
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,778,400
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	6,933,000
Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	11,780,000	12,570,791
Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	8,220,000	8,897,492
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	16,826,850
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds,
Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	19,264,176

franklintempleton.com

Semiannual Report 17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	$5,000,000	$5,562,450
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32.	12,000,000	12,338,040
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	16,687,350
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/28	10,000,000	10,861,600
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	17,572,335
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	2,755,000	2,972,259
Refunding, 4.00%, 9/01/33.	4,000,000	4,355,920
Refunding, 4.00%, 9/01/34.	2,500,000	2,709,125
Refunding, 4.00%, 9/01/36.	4,000,000	4,306,360
Refunding, Assured Guaranty, 5.25%, 9/01/35	245,000	262,603
South Broward Hospital District Revenue,
South Broward Hospital District Obligated Group, Pre-Refunded, 5.00%, 5/01/36	12,500,000	13,266,750
South Broward Hospital District Obligated Group, Refunding, 4.75%, 5/01/28	10,000,000	10,180,000
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39.	5,735,000	6,304,658
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/32	31,070,000	31,910,443
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	5,967,980
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,658,600
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,884,600
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32.	8,575,000	9,798,395
		747,631,782
Georgia 3.7%
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%,
1/01/38	14,500,000	15,907,805
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,759,250
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,559,170
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,434,566
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	8,163,918
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,900,950
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,908,500
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	35,082,300
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,525,600
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	23,083,600
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	5,000,000	5,291,900
MGC Real Estate Foundation II LLC Project, 5.25%, 7/01/38	10,000,000	10,621,300
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39.	23,075,000	24,543,954
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33.	15,000,000	15,682,350
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	26,742,000
Clarke County Hospital Authority Revenue,
Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,034,000
[a] Piedmonth Health Care, Refunding, Series A, 5.00%, 7/01/46	10,000,000	11,391,700
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation
Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,397,118

18 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Foundation LLC Project, 6.00%, 7/01/34	$10,000,000	$11,202,800
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39.	11,420,000	12,806,388
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,376,600
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	13,970,000	15,161,920
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,036,000
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,999,219
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,477,281
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project,
5.25%, 10/01/35.	10,485,000	10,843,168
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded, 5.00%,
3/01/32	6,075,000	6,160,901
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,314,400
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	10,881,000
Municipal Electric Authority of Georgia Revenue, Project One, Subordinated, Refunding, Series A,
5.00%, 1/01/35.	3,250,000	3,783,780
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	11,578,400
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,736,900
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	23,270,520
		412,659,258
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,372,250
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35 .	1,035,000	1,040,020
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A,
5.00%, 7/01/38.	10,000,000	11,501,600
		20,913,870
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	13,795,125
Illinois 5.8%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	7,432,610
Bourbonnais Industrial Project Revenue,
Olivet Nazarene University Project, 5.00%, 11/01/44	2,000,000	2,119,260
Olivet Nazarene University Project, Assured Guaranty, 5.125%, 11/01/37	5,000,000	5,166,150
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,985,278
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	10,000,000	11,522,000
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	22,079,821
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Series A, 5.75%, 1/01/39	5,000,000	5,719,100
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	12,850,000	14,139,369
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	11,042,300
Chicago Wastewater Transmission Revenue,
Project, second lien, 5.00%, 1/01/42	10,525,000	11,325,847
second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	18,752,940

franklintempleton.com

Semiannual Report 19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	$2,105,000	$2,263,864
South Suburban Hospital, ETM, 7.00%, 2/15/18	1,125,000	1,174,444
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 1/01/28	45,000,000	48,003,300
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,401,440
[a] Carle Foundation, Refunding, Series A, 5.00%, 2/15/45.	20,000,000	22,238,000
Columbia College, NATL Insured, Pre-Refunded, 5.00%, 12/01/32	15,440,000	16,129,242
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/40	20,000,000	22,579,200
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/46	20,000,000	22,492,200
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000	8,636,120
Resurrection Health Care, Series B, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	26,695,000	28,476,357
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,382,744
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,353,880
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,470,150
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%,
11/01/28	2,500,000	2,739,125
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%,
11/01/35	3,000,000	3,257,370
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,252,400
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,174,750
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,687,850
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,723,850
Illinois State GO,
5.25%, 7/01/30	16,915,000	18,459,847
5.50%, 7/01/33	5,000,000	5,483,500
5.50%, 7/01/38	20,000,000	21,774,600
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,041,880
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,305,500
Refunding, 5.00%, 1/01/24.	12,820,000	13,551,509
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 2/01/35	20,000,000	20,214,000
Illinois State Revenue, Build Illinois, Sales Tax, Series B, Pre-Refunded, 5.25%, 6/15/34	15,000,000	16,629,900
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	11,129,143
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	6,680,000	6,927,227
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	4,215,000	4,372,051
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	27,355,000	30,811,304
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, ETM, zero
cpn. to 6/14/17, 5.65% thereafter, 6/15/22	2,645,000	3,150,724
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-
Refunded, 5.50%, 6/15/20	1,560,000	1,621,417
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-
Refunded, 5.55%, 6/15/21	1,785,000	1,855,829
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,984,000
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	12,000,000	15,644,040

20 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A,
5.00%, 6/15/42.	$5,000,000	$5,324,100
Northern Illinois Municipal Power Agency Power Project Revenue, Refunding, Series A, 5.00%,
12/01/41	5,500,000	6,341,830
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	17,088,006
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
AMBAC Insured, 7.20%, 11/01/20	530,000	595,211
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24.	3,850,000	3,038,959
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26.	7,700,000	5,541,998
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,257,184
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,528,950
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38.	7,000,000	7,795,410
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,613,176
		648,802,256
Indiana 2.1%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%,
2/01/29	9,000,000	9,818,640
Indiana Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A,
5.00%, 10/01/46.	22,750,000	26,668,005
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding,
Series B, 6.00%, 8/01/39	10,000,000	11,062,700
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39	9,750,000	11,022,082
Indiana State Finance Authority Revenue,
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,606,550
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,274,875
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,999,800
Indiana State Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39.	30,000,000	35,328,900
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,811,050
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	13,992,720
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000	24,159,831
Indiana State Health and Educational Facility Financing Authority Hospital Revenue,
Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded, 5.50%, 3/01/27	2,860,000	2,904,645
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.50%, 3/01/27	3,640,000	3,696,201
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, Pre-Refunded,
6.00%, 1/01/39.	4,000,000	4,431,000
Indiana University Revenue, Refunding, Series A, 5.00%, 6/01/41	6,000,000	7,152,120
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F,
AGMC Insured, 5.00%, 1/01/35	10,000,000	10,969,100
[a] Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	17,393,550
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.60%, 11/01/16.	5,000,000	5,000,000
Northern Indiana Commuter Transportation District Industrial Revenue, Limited Obligation, 5.00%,
7/01/41	6,000,000	7,010,700
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,251,580
		230,554,049

franklintempleton.com

Semiannual Report 21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Kansas 0.3%
Butler County USD No. 490 GO, School Building, Series B, BAM Insured, 4.00%, 9/01/43	$10,000,000	$10,757,100
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,003,125
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,429,210
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,482,100
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,439,250
		38,110,785
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 5.75%, 2/01/26	12,500,000	13,282,625
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn., 8/15/17	7,115,000	7,047,550
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Captial Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,360,674
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,213,280
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/34	6,785,000	7,832,333
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,390,800
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	10,000,000	10,338,100
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	13,230,000	14,416,466
Project No. 90, Refunding, 5.50%, 11/01/28	1,770,000	1,919,919
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project,
Refunding and Improvement, Series A, 6.00%, 5/01/33.	3,000,000	3,156,240
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St.
Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,259,575
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,703,360
		101,920,922
Louisiana 2.1%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,570,120
Lafayette Communications System Revenue, XLCA Insured, Pre-Refunded, 5.25%, 11/01/27.	12,485,000	13,025,226
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc., Housing and Parking
Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	6,878,700
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	7,014,881
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,596,912
LCTCS Act 360 Project, 5.00%, 10/01/39.	10,000,000	11,398,900
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	11,480,400
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,224,200
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	19,292,230
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,567,250
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,405,000	7,553,545
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,205,000	7,358,611
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,600,000
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,855,000	2,920,151
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,795,000	2,862,471
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	13,690,000	15,205,209

22 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Property,
Louisiana University Nicholson Gateway, Series A, 5.00%, 7/01/51	$26,145,000	$29,586,989
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	6,230,000	6,405,499
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	49,100,000	49,782,490
		235,323,784
Maine 0.2%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	10,670,000	11,754,606
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,763,315
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,336,200
		27,854,121
Maryland 0.7%
Baltimore Project Revenue,
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	11,602,700
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,563,200
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/39.	9,430,000	10,941,346
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/44.	5,500,000	6,359,760
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,782,850
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,530,400
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	8,130,000	8,359,022
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,558,650
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,452,670
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/28	1,125,000	1,156,691
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	1,875,000	1,925,157
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,295,600
		83,528,046
Massachusetts 3.3%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	19,520,000	20,940,275
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	8,110,000	8,686,053
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%,
7/01/28	10,000,000	12,889,600
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37.	31,000,000	34,134,720
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,832,032
Dana-Farber Cancer Institute, Series N, 5.00%, 12/01/41	4,000,000	4,672,280
Dana-Farber Cancer Institute, Series N, 5.00%, 12/01/46	4,000,000	4,664,720
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	17,581,800
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,516,900
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	7,470,000	7,732,048
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	2,530,000	2,608,708
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	9,020,000	9,610,810
Refunding, Series K, 5.25%, 7/01/29	7,815,000	8,655,269
Series H, Assured Guaranty, 6.35%, 1/01/30	3,100,000	3,197,712

franklintempleton.com

Semiannual Report 23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	$10,000,000	$10,316,300
Series G, 4.00%, 9/01/37.	20,000,000	21,549,400
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	506,092
Berklee College of Music Issue, Series A, Pre-Refunded, 5.00%, 10/01/37	9,510,000	9,876,230
Emmanuel College Issue, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,281,700
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	22,438,400
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,313,496
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,917,184
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40.	7,000,000	7,873,390
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,843,049
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC
Insured, Pre-Refunded, 4.50%, 8/15/35	30,000,000	30,881,400
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	10,000,000	10,600,400
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts State Water
Resources Authority Program, Series A, 5.00%, 8/01/32	225,000	225,706
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
Massachusetts Water Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29.	450,000	451,786
Massachusetts Water Resources Authority Revenue, General, Green Bond, Refunding, Series C,
5.00%, 8/01/40.	30,000,000	35,961,300
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	23,634,600
		372,393,360
Michigan 3.1%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,397,749
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,671,825
Detroit GO, Distributable State Aid, Pre-Refunded, 5.00%, 11/01/30	22,500,000	23,491,800
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39.	12,000,000	13,455,360
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 4.50%,
5/01/31	21,800,000	22,208,096
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	440,000	484,044
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,781,562
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	24,431,354
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	13,639,750
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,483,350
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,560,000	16,050,361
Michigan State Finance Authority Hospital Revenue,
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	33,893,679
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	23,020,400
Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	165,599
Michigan State Finance Authority Revenue,
Beaumont, Health Credit Group, Series A, 5.00%, 11/01/44	12,425,000	13,933,892
Henry Ford Health System, Refunding, 5.00%, 11/15/41	10,000,000	11,296,000
School District of the City of Detroit, Pre-Refunded, 5.00%, 6/01/18	2,400,000	2,457,120
School District of the City of Detroit, Pre-Refunded, 5.00%, 6/01/19	1,900,000	1,945,220
School District of the City of Detroit, Pre-Refunded, 5.00%, 6/01/20	1,500,000	1,535,700
School District of the City of Detroit, Pre-Refunded, 5.50%, 6/01/21	10,000,000	10,565,300

24 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	$1,000,000	$1,123,670
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,111,370
Michigan State Hospital Finance Authority Revenue,
[a] Ascenion Senior Credit, Refunding, 5.00%, 11/15/47	10,000,000	11,636,900
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,509,880
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,653,200
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,527,461
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	922,799
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities
Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	8,024,730
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior
Series A, 6.00%, 6/01/34.	40,000,000	39,612,400
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	22,662,400
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	11,439,600
Wayne State University Revenue, General, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/36	5,000,000	5,007,000
		351,139,571
Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	12,254,110
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32.	6,250,000	6,978,250
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	5,000,000	5,845,650
		25,078,010
Mississippi 0.9%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%,
4/01/22	27,930,000	28,313,199
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	12,249,400
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,415,750
Mississippi State Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/41	34,500,000	38,862,180
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	11,480,000	12,880,675
		96,721,204
Missouri 0.4%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	28,738,000
St. Luke’s Health System, Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	15,000,000	16,371,150
		45,109,150
Nebraska 1.4%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded,
5.00%, 12/15/31.	5,795,000	5,824,323
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,427,050
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project,
Series A-1, 6.00%, 7/01/33	12,000,000	12,937,800
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,523,600
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured,
5.00%, 2/01/35.	30,000,000	30,263,400

franklintempleton.com

Semiannual Report 25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Nebraska (continued)
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%,
6/01/36	$9,000,000	$9,918,630
Omaha Public Power District Electric System Revenue, Series C, 5.00%, 2/01/39	23,305,000	26,277,553
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,525,300
Nebraska City 2, Series A, 5.25%, 2/01/42.	10,000,000	11,776,000
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/37	5,000,000	5,783,150
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/40	1,250,000	1,437,912
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	3,690,000	4,241,397
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,747,850
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,562,300
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,458,750
Omaha Student Facilities Project, Pre-Refunded, 5.00%, 5/15/32	5,000,000	5,114,250
University of Nebraska Omaha Health and Recreation Project, Pre-Refunded, 5.00%, 5/15/38	5,000,000	5,314,650
		161,133,915
Nevada 0.2%
Clark County School District GO, Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	15,835,350
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	3,145,000	3,158,303
		18,993,653
New Hampshire 0.5%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33.	4,544,000	4,563,903
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	12,871,350
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
6.125%, 10/01/39	5,000,000	5,536,900
New Hampshire State Health and Education Facilities Authority Revenue,
[a] Elliot Hospital, Refunding, 5.00%, 10/01/38	4,000,000	4,461,880
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/26	1,000,000	1,003,010
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/36	1,100,000	1,102,717
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	12,012,313
[a] New Hampshire State Municipal Bond Bank Revenue, Refunding, Series D, 4.00%, 8/15/39	10,000,000	10,719,200
		52,271,273
New Jersey 3.0%
Bayonne GO, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	10,109,610
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,111,700
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,055,850
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	14,773,976
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31.	14,775,000	16,215,858
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,224,640
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	7,770,000	8,149,798
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	2,230,000	2,411,589
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/25	20,305,000	21,641,069
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/26	8,000,000	8,511,760
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/27	4,000,000	4,250,680
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/28	2,000,000	2,124,820
[a] New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health
Obligation Group Issue, Refunding, Series A, 5.00%, 7/01/43	7,000,000	8,028,440

26 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	$830,000	$844,193
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	25,000,000	27,243,000
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	16,323,000
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	42,574,933
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	9,995,277
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	22,699,647
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	11,117,900
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	28,161,000
Transportation System, Series D, 5.25%, 12/15/23	15,000,000	17,282,700
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, Pre-Refunded, 5.15%, 1/01/35	10,000,000	10,072,200
Series E, 5.25%, 1/01/40	13,925,000	15,012,403
		336,936,043
New Mexico 0.1%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare
Services Obligated Group, Refunding, 5.00%, 8/01/44	10,000,000	11,611,300
New York 8.3%
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	15,042,430
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	14,039,250
MTA Dedicated Tax Fund Revenue,
Series B, 5.00%, 11/15/34	15,000,000	16,678,650
Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,773,460
Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,515,640
Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,386,730
MTA Hudson Rail Yards Trust Obligations Revenue, Refunding, Series A, 5.00%, 11/15/51.	17,500,000	19,399,625
MTA Revenue,
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000	17,155,500
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,675,846
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	20,630,000	21,532,975
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	4,370,000	4,558,959
Transportation, Series C, 6.50%, 11/15/28	3,690,000	4,107,782
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	11,310,000	12,590,518
Transportation, Series D, 5.00%, 11/15/34	10,000,000	11,297,800
Transportation, Series D, 5.00%, 11/15/36	9,500,000	10,981,335
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,441,100
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	34,572,900
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,698
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23.	24,620,000	27,194,267
Series E, Sub Series E-1, 6.25%, 10/15/28	480,000	529,622
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,520,000	10,500,274
Series F, 5.25%, 1/15/23	5,000	5,019
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	4,580,000	4,925,653
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,420,000	1,531,711
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,257,100
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	71,691,796
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	16,705,800
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,536,000
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	36,365,774

franklintempleton.com

Semiannual Report 27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue, (continued)
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	$15,000,000	$17,432,250
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39.	10,000,000	11,833,300
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,749,950
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	21,698,800
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,073,096
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,142,908
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40.	35,000,000	40,127,150
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37.	5,300,000	6,161,939
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	16,922,400
Future Tax Secured, Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	17,945,250
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	29,411,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%,
1/15/46	25,000,000	28,369,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43.	6,500,000	7,356,570
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	40,000,000	50,581,600
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	33,298,339
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A,
5.00%, 7/01/41.	10,000,000	11,328,500
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges,
Series C, 6.00%, 7/01/31.	23,215,000	25,711,309
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	17,663,550
Group C, Series B, 5.00%, 2/15/40	20,000,000	23,377,000
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%,
11/01/20	80,000	80,354
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien,
Series A, 5.25%, 1/01/56.	10,000,000	11,746,400
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,515,000
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,440,750
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth
Series, 5.00%, 12/01/38	20,000,000	23,723,600
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, 5.25%, 11/15/38	25,000,000	26,541,500
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	7,500,000	8,139,975
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	17,901,000
		926,447,454
North Carolina 2.0%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,263,990
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	4,941,990
Series B, ETM, 6.00%, 1/01/22.	1,250,000	1,548,675
Series B, ETM, 6.25%, 1/01/23.	39,030,000	50,352,213
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, 5.00%, 5/01/23	20,000,000	22,600,600
Series A, 5.00%, 5/01/26	20,000,000	22,564,000
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000	6,044,940

28 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Capital Improvement Limited Obligation Revenue, (continued)
Series A, Pre-Refunded, 5.00%, 5/01/25	$5,750,000	$6,319,710
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000	4,945,860
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,671,090
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	14,224,250
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	8,172,750
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,930,667
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,330,905
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,305,065
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,947,195
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,609,417
		223,773,317
North Dakota 0.3%
Grand Forks Health Care System Revenue,
Altru Health System Obligated Group, Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,836,365
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/20.	8,870,000	9,310,484
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/24.	13,945,000	14,645,318
		32,792,167
Ohio 3.2%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,760,500
American Municipal Power Inc. Revenue,
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/46	13,150,000	15,174,443
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38.	1,215,000	1,267,233
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39.	5,000,000	5,709,400
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42.	2,500,000	2,847,650
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	22,401,398
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,326,855
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	14,510,850
Tobacco Settlement, Senior Current Interest Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,309,400
[a] Butler County Hospital Facilities Revenue, UC health, Refunding, 5.00%, 11/15/45	7,500,000	8,535,600
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters
Project, 5.00%, 7/01/37	6,000,000	7,623,060
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,585,500
Hamilton County Sales Tax Revenue,
Refunding, Series A, 4.00%, 12/01/31	4,500,000	5,008,860
Refunding, Series A, 4.00%, 12/01/32	4,700,000	5,200,879
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	14,156,400
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	24,022,510
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	12,019,560
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	4,000,000	4,013,480
Maple Heights City School District GO, School Facilities Improvement, Pre-Refunded, 5.00%, 1/15/37	29,370,000	29,623,521
Marysville Wastewater Treatment System Revenue,
Refunding, XLCA Insured, 5.00%, 12/01/31	2,255,000	2,262,599
Refunding, XLCA Insured, 5.00%, 12/01/36	3,000,000	3,010,110
XLCA Insured, Pre-Refunded, 5.00%, 12/01/31	5,745,000	5,764,131
XLCA Insured, Pre-Refunded, 5.00%, 12/01/36	10,725,000	10,760,714

franklintempleton.com

Semiannual Report 29

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	$15,000,000	$17,569,200
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	8,686,660
Ohio State GO,
Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	6,235,000	6,607,479
Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	3,765,000	3,987,361
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35.	35,000,000	33,324,900
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38.	10,000,000	11,579,800
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	18,065,220
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,918,600
		356,633,873
Oklahoma 0.1%
Oklahoma Municipal Power Authority Revenue,
Refunding, Series A, 5.00%, 1/01/32	650,000	773,500
Refunding, Series A, 5.00%, 1/01/33	1,250,000	1,480,800
Refunding, Series A, 4.00%, 1/01/36	100,000	107,457
Refunding, Series A, 5.00%, 1/01/47	3,100,000	3,574,517
		5,936,274
Oregon 0.9%
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,623,500
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
Pre-Refunded, 4.50%, 11/15/32	30,000,000	31,133,700
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	26,900,250
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,850,021
University of Oregon General Revenue, Series A, 5.00%, 4/01/46	17,000,000	20,214,360
		96,721,831
Pennsylvania 3.2%
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%,
12/15/37	13,655,000	14,894,464
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,611,830
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,181,949
Series B, 5.00%, 6/01/42	5,400,000	6,110,694
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,867,450
Sewer, 5.00%, 11/01/46	10,315,000	12,055,966
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17.	5,000,000	5,157,200
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	5,783,950
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.375%, 8/15/28	5,000,000	5,387,450
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	22,404,800
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,500,000	13,917,500
[a] Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/33	10,000,000	11,333,100

30 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue,
Convertible Capital Appreciation, Subordinate, Series C, AGMC Insured, 6.25%, 6/01/33	$5,000,000	$6,498,900
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,410,700
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	21,996,000
Series A-1, 5.00%, 12/01/46	35,000,000	40,067,650
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/28.	5,000,000	5,401,050
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38.	15,000,000	16,261,650
sub. bond, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	22,422,400
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,068,540
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.30%,
1/01/18	370,000	371,314
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.35%,
1/01/23	4,600,000	4,617,894
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.375%,
1/01/28	3,700,000	3,707,955
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,016,375
Philadelphia School District GO,
2014, Series E, Pre-Refunded, 6.00%, 9/01/38.	15,000	16,372
[a] Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,116,737
[a] Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,505,544
Series E, 6.00%, 9/01/38	24,645,000	25,707,446
Series E, Pre-Refunded, 6.00%, 9/01/38	340,000	371,099
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/25	1,000,000	1,091,750
Series A, 5.00%, 1/01/26	5,000,000	5,432,100
Series A, 5.00%, 1/01/27	1,750,000	1,901,235
Series A, 5.25%, 1/01/32	5,000,000	5,458,750
Series A, 5.00%, 7/01/45	15,000,000	17,205,000
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	20,007,000
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured,
5.00%, 8/15/42.	7,500,000	8,612,850
		353,972,664
Rhode Island 0.8%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%,
5/15/27	17,300,000	19,168,919
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation
Group, Refunding, 5.00%, 5/15/39	5,500,000	6,187,500
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,773
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22.	220,000	221,043
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,610
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown
University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,858,240
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New
England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	18,041,028

franklintempleton.com

Semiannual Report 31

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island,
Educational and General Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	$10,000,000	$10,017,100
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39.	8,200,000	9,434,346
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,000,000	11,689,600
		84,904,159
South Carolina 1.7%
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow,
Refunding, 5.00%, 12/01/28	7,500,000	7,525,275
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No.
50, South Carolina Project, Assured Guaranty, Pre-Refunded, 4.50%, 12/01/32	7,030,000	7,310,075
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,428,400
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	8,867,108
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,743,800
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase,
School District of Beaufort County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,357,996
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase,
Chesterfield County School District Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/29	7,500,000	7,525,275
SCAGO Educational Facilities Corp. for Colleton School District Revenue,
Installment Purchase, School District of Colleton County Project, Assured Guaranty, Pre-
Refunded, 5.00%, 12/01/25	3,340,000	3,351,256
Installment Purchase, School District of Colleton County Project, Assured Guaranty, Pre-
Refunded, 5.00%, 12/01/26	4,000,000	4,013,480
SCAGO Educational Facilities Corp. for Pickens School District Revenue,
Installment Purchase, School District of Pickens County Project, AGMC Insured, Pre-Refunded,
5.00%, 12/01/25	18,900,000	18,962,937
Installment Purchase, School District of Pickens County Project, AGMC Insured, Pre-Refunded,
5.00%, 12/01/31	10,000,000	10,033,300
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%,
2/01/29	4,000,000	4,332,400
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,094,800
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39.	3,000,000	3,244,470
South Carolina State Public Service Authority Revenue,
Obligations, Refunding, Series C, 5.00%, 12/01/56	35,000,000	40,000,450
Refunding, Series B, 5.00%, 12/01/50	15,000,000	17,107,650
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000	8,219,625
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,543,720
		189,662,017
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,642,480
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,195,060
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,270,800
Sanford Health, Pre-Refunded, 5.00%, 11/01/27	2,355,000	2,404,902
Sanford Health, Pre-Refunded, 5.00%, 11/01/40	12,945,000	13,219,304
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	4,032,008
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,942,561

32 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
South Dakota (continued)
South Dakota State Health and Educational Facilities Authority Revenue, (continued)
Vocational Education Program, Series A, 5.125%, 8/01/46	$7,000,000	$7,975,030
		47,682,145
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc.,
Refunding, 5.25%, 4/01/27	17,500,000	17,784,375
Texas 12.9%
Alamo Regional Mobility Authority Revenue,
junior lien, 5.00%, 6/15/39	6,235,000	7,335,976
senior lien, 5.00%, 6/15/41.	3,500,000	4,085,795
senior lien, 5.00%, 6/15/46.	7,705,000	8,962,533
Allen ISD,
GO, Collin County, School Building, PSF Guarantee, 5.00%, 2/15/41	12,000,000	14,274,120
GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39.	11,575,000	12,614,667
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	9,321,808
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,603,336
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45.	10,000,000	11,615,100
Austin ISD, GO, Travis County, Pre-Refunded, 5.00%, 8/01/33.	10,000,000	10,720,600
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/45.	12,465,000	14,885,329
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/38	20,000,000	23,617,200
Bexar County Hospital District GO,
Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	1,910,000	2,001,203
Certificates of Obligation, Combination Tax and Revenue, Pre-Refunded, 5.00%, 2/15/38	8,090,000	8,514,321
Central Regional Mobility Authority Revenue, Refunding, 5.00%, 1/01/46	13,705,000	15,498,710
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	16,694,160
senior lien, Series A, 5.00%, 1/01/45.	5,000,000	5,647,700
Clifton Higher Education Finance Corp. Education Revenue, Idea Public Schools, Series A, PSF
Guarantee, 5.00%, 8/15/46	5,000,000	5,828,350
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,943,920
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	8,031,310
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	15,361,500
junior lien, Refunding, 4.00%, 7/15/39	5,860,000	6,283,444
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee,
Pre-Refunded, 5.00%, 8/01/36	13,900,000	14,901,634
Dallas Area Rapid Transit Sales Tax Revenue, Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,700,100
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	20,879,900
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%,
2/15/29	28,325,000	28,709,653
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	5,176,041
Refunding, 5.00%, 10/01/35	5,485,000	6,229,424
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/32.	10,000,000	11,810,900
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	28,039,250
Denton ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/15/38	15,710,000	16,226,545
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	12,002,688

franklintempleton.com

Semiannual Report 33

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	$15,000,000	$17,836,050
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,180,760
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,956,405
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to
9/30/23, 5.80% thereafter, 10/01/45	10,000,000	8,740,000
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	34,755,900
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	17,376,600
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	15,257,565
Harris County Hospital District Revenue, senior lien, Series A, NATL Insured, Pre-Refunded, 5.125%,
2/15/32	10,215,000	10,343,811
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded,
5.00%, 11/01/33.	10,000,000	11,174,000
Harris County Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/47	16,000,000	18,813,760
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,718,014
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38.	5,000,000	5,994,400
senior lien, Refunding, 5.00%, 12/01/43.	5,000,000	5,813,200
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000	5,358,500
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000	32,982,352
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,580,200
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,641,200
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	11,010,800
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,793,975
Pre-Refunded, 5.25%, 3/01/40	16,535,000	18,759,288
Refunding, 4.00%, 3/01/41.	5,210,000	5,600,229
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	16,806,552
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,517,700
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,661,250
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,589,800
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,450,900
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series
A-1, 5.00%, 4/01/46	6,000,000	6,982,740
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A,
5.00%, 4/01/48	1,250,000	1,355,350
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	10,908,900
North East Regional Mobility Authority Revenue, senior lien, 5.00%, 1/01/46.	6,000,000	6,851,460
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,275,000
North Harris County Regional Water Authority Revenue,
senior lien, 5.00%, 12/15/46	18,685,000	21,782,412
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	29,450,790
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	27,400,000
senior lien, Refunding, 4.00%, 12/15/41.	26,000,000	27,553,760

34 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	$2,270,000	$2,501,971
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	11,363,586
Refunding, Series A, 5.00%, 1/01/39	10,000,000	11,617,300
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	32,533,250
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	3,202,050
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	2,002,425
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	28,765,500
System, first tier, Refunding, Series A, 5.75%, 1/01/40	4,825,000	5,083,041
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/40	30,175,000	31,861,746
System, first tier, Series K, Sub Series K-2, Pre-Refunded, 6.00%, 1/01/38	15,000,000	16,599,300
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,531,700
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,492,500
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	31,687,200
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,239,000
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project,
Refunding, 5.00%, 6/01/46	2,250,000	2,536,245
Rockwall ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/46	15,000,000	17,532,750
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38.	10,000,000	11,816,900
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center
Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	38,509,325
[a] San Antonio Water System Revenue, junior lien, Refunding, Series C, 5.00%, 5/15/46	13,000,000	15,349,360
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,471,100
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,269,250
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38.	24,380,000	28,785,466
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,583,800
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	6,120,240
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
[a] Texas Health Resources System, Series A, 5.00%, 2/15/41	23,500,000	27,573,725
Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,635,550
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health
System, FGIC Insured, ETM, 6.00%, 9/01/24.	3,385,000	4,025,814
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,629,600
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	609,250
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	46,726,000
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	35,352,600
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	10,000,000	10,174,500
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,705,880
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,927,347
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,528,600
second tier, Refunding, Series C, 5.00%, 8/15/42	35,000,000	39,053,000
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional
Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,372,563
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	17,668,200
		1,444,228,474

franklintempleton.com

Semiannual Report 35

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Utah 1.3%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	$15,000,000	$16,965,150
St. George Electric Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	5,000,000	5,322,850
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,322,850
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	25,736,241
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000	5,366,050
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded,
5.25%, 12/01/27.	9,735,000	10,982,638
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	12,105,000	14,099,904
Utah State Transit Authority Sales Tax Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/15/36.	33,000,000	35,210,670
Series A, Pre-Refunded, 5.25%, 6/15/38	13,185,000	14,121,003
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,371,162
		141,498,518
Vermont 0.5%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Series A, Pre-Refunded, 4.75%, 12/01/36	5,000,000	5,015,900
Hospital, Fletcher Allen Health Care Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	5,500,000	5,850,680
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,018,000
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,903,689
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,804,400
		57,592,669
Virginia 0.2%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37 .	11,130,000	12,200,261
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program, Series
A, 5.00%, 11/01/39	12,355,000	14,569,016
		26,769,277
Washington 2.7%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
Pre-Refunded, 5.00%, 11/01/34	11,405,000	11,887,774
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	13,211,210
Washington State District Project, 5.50%, 6/01/39	16,250,000	17,922,125
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	10,890,800
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37.	5,000,000	5,325,250
King County Sewer Revenue, Pre-Refunded, 5.00%, 1/01/32	7,085,000	8,073,783
NJB Properties Lease Revenue,
King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,016
King County Washington Project, Series A, Pre-Refunded, 5.00%, 12/01/36	9,995,000	10,028,683
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,802,650
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	47,302,654
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,747,300
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,484,300
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,652,617
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	18,826,411
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,703,565
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,433,647
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,690,900

36 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
Washington State Health Care Facilities Authority Revenue, (continued)
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	$10,000,000	$11,459,600
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	30,000,000	34,890,300
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,943,800
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	16,463,040
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Refunding, 5.375%, 10/01/29	3,000,000	3,341,700
Whitworth University Project, Refunding, 5.875%, 10/01/34	6,000,000	6,759,540
		300,846,665
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,164,880
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	13,894,160
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,535,385
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	11,044,500
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44 .	21,800,000	25,131,476
		69,770,401
Wisconsin 0.7%
Monroe RDAR, Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39.	11,790,000	13,128,637
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	28,277,761
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,291,008
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,809,062
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,347,110
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,681,965
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,042,818
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,736,310
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	650,360
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,962,293
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	1,500,000	1,591,050
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/34	8,000,000	8,485,600
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,574,300
		74,578,274
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39.	5,500,000	6,111,490
U.S. Territories 1.4%
Puerto Rico 1.4%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	12,703,406
Series XX, 5.25%, 7/01/40	15,000,000	10,200,000
[b] Puerto Rico PBA Guaranteed Revenue,
Government Facilities, Refunding, Series D, 5.25%, 7/01/27	3,265,000	1,905,944
Government Facilities, Refunding, Series N, 5.00%, 7/01/37	20,000,000	11,625,000
[b] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31.	21,000,000	2,152,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33 .	36,500,000	12,708,570
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	25,000,000	13,968,750
First Subordinate, Series A, 5.50%, 8/01/42	40,000,000	21,200,000

franklintempleton.com

Semiannual Report 37

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, (continued)
First Subordinate, Series A, 6.00%, 8/01/42	$22,500,000	$11,868,750
First Subordinate, Series C, 5.50%, 8/01/40	50,000,000	26,750,000
Refunding, Senior Series C, 5.00%, 8/01/40.	27,825,000	20,312,250
Senior Series C, 5.25%, 8/01/40	7,150,000	5,183,750
		150,578,920
U.S. Virgin Islands 0.0%†
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding,
Series B, 5.25%, 10/01/29	3,750,000	3,682,013
Total U.S. Territories		154,260,933
Total Municipal Bonds before Short Term Investments
(Cost $10,265,226,741)		11,078,243,691

Short Term Investments 1.0%
Municipal Bonds 1.0%
Georgia 0.8%
[c] Appling County Development Authority PCR,
Georgia Power Co. Plant Hatch Project, Daily VRDN and Put, 0.60%, 9/01/29	3,400,000	3,400,000
Georgia Power Co. Plant Hatch Project, Refunding, Daily VRDN and Put, 0.60%, 9/01/41	32,000,000	32,000,000
[c] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, First Series, Daily VRDN and Put, 0.60%, 5/01/22	5,000,000	5,000,000
Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN and Put, 0.58%,
7/01/49	9,600,000	9,600,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.60%, 10/01/32	23,800,000	23,800,000
[c] Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series,
Daily VRDN and Put, 0.54%, 9/01/29	20,400,000	20,400,000
		94,200,000
Minnesota 0.1%
[c] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Children’s Hospitals and
Clinics of Minnesota, Series A-II, AGMC Insured, Daily VRDN and Put, 0.53%, 8/15/37	9,000,000	9,000,000
Missouri 0.1%
[c] Saint Louis IDA Revenue, Mid-America Transplant Services Project, Daily VRDN and Put, 0.49%,
1/01/39	13,615,000	13,615,000
Total Short Term Investments (Cost $116,815,000)		116,815,000
Total Investments (Cost $10,382,041,741) 100.2%		11,195,058,691
Other Assets, less Liabilities (0.2)%		(23,025,175)
Net Assets 100.0%		$11,172,033,516

See Abbreviations on page 48.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis. See Note 1(b).
bSee Note 6 regarding defaulted securities.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

38 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
October 31, 2016 (unaudited)

Assets:
Investments in securities:
Cost	$10,382,041,741
Value	$11,195,058,691
Cash	104,182
Receivables:
Capital shares sold	17,337,393
Interest	146,445,258
Other assets	2,324
Total assets	11,358,947,848
Liabilities:
Payables:
Investment securities purchased	166,318,239
Capital shares redeemed	14,211,343
Management fees	4,168,617
Distribution fees	1,417,487
Transfer agent fees	768,252
Accrued expenses and other liabilities	30,394
Total liabilities	186,914,332
Net assets, at value	$11,172,033,516
Net assets consist of:
Paid-in capital	$10,523,255,087
Undistributed net investment income	17,696,490
Net unrealized appreciation (depreciation)	813,016,950
Accumulated net realized gain (loss)	(181,935,011)
Net assets, at value	$11,172,033,516
Class A:
Net assets, at value	$8,439,815,519
Shares outstanding	681,703,549
Net asset value per share[a]	$12.38
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.93
Class C:
Net assets, at value	$1,262,218,397
Shares outstanding	102,037,453
Net asset value and maximum offering price per share[a]	$12.37
Advisor Class :
Net assets, at value	$1,469,999,600
Shares outstanding	118,636,879
Net asset value and maximum offering price per share	$12.39

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 39

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2016 (unaudited)

Investment income:
Interest	$242,669,850
Expenses:
Management fees (Note 3a)	25,173,788
Distribution fees: (Note 3c)
Class A	4,284,368
Class C	4,101,580
Transfer agent fees: (Note 3e)
Class A	2,092,062
Class C	308,113
Advisor Class	359,960
Custodian fees	47,483
Reports to shareholders	201,080
Registration and filing fees.	178,830
Professional fees	104,372
Trustees’ fees and expenses	61,918
Other	212,149
Total expenses	37,125,703
Net investment income.	205,544,147
Realized and unrealized gains (losses):
Net realized gain (loss) from investments.	10,354,841
Net change in unrealized appreciation (depreciation) on investments	(105,515,108)
Net realized and unrealized gain (loss)	(95,160,267)
Net increase (decrease) in net assets resulting from operations	$110,383,880

40 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FEDERAL TAX-FREE INCOME FUND
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2016	Year Ended
	(unaudited)	April 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$205,544,147	$420,252,842
Net realized gain (loss)	10,354,841	(6,530,948)
Net change in unrealized appreciation (depreciation)	(105,515,108)	23,567,487
Net increase (decrease) in net assets resulting from operations	110,383,880	437,289,381
Distributions to shareholders from:
Net investment income:
Class A	(154,585,972)	(318,461,145)
Class C	(19,310,958)	(38,197,482)
Advisor Class	(27,250,953)	(59,596,706)
Total distributions to shareholders	(201,147,883)	(416,255,333)
Capital share transactions: (Note 2)
Class A	124,380,816	(140,750,827)
Class C	57,735,608	45,176,670
Advisor Class	38,295,195	(244,965,010)
Total capital share transactions	220,411,619	(340,539,167)
Net increase (decrease) in net assets	129,647,616	(319,505,119)
Net assets:
Beginning of period	11,042,385,900	11,361,891,019
End of period	$11,172,033,516	$11,042,385,900
Undistributed net investment income included in net assets:
End of period	$17,696,490	$13,300,226

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 41

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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Semiannual Report 43

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2016		April 30, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	41,133,183	$515,419,549	73,278,237	$906,090,435
Shares issued in reinvestment of distributions	10,960,453	137,157,607	22,616,000	279,118,681
Shares redeemed	(42,187,433)	(528,196,340)	(107,355,306)	(1,325,959,943)
Net increase (decrease)	9,906,203	$124,380,816	(11,461,069)	$(140,750,827)
Class C Shares:
Shares sold	9,477,570	$118,730,557	14,835,143	$183,448,788
Shares issued in reinvestment of distributions	1,348,339	16,870,887	2,668,410	32,918,668
Shares redeemed	(6,223,275)	(77,865,836)	(13,863,413)	(171,190,786)
Net increase (decrease)	4,602,634	$57,735,608	3,640,140	$45,176,670
Advisor Class Shares:
Shares sold	19,398,199	$243,227,268	33,457,419	$414,012,249
Shares issued in reinvestment of distributions	1,803,234	22,583,043	4,103,097	50,661,005
Shares redeemed	(18,116,850)	(227,515,116)	(57,598,502)	(709,638,264)
Net increase (decrease)	3,084,583	$38,295,195	(20,037,986)	$(244,965,010)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended October 31, 2016, the annualized effective investment management fee rate was 0.445% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$1,225,970
CDSC retained	$51,379

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Semiannual Report 45

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
e.	Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended October 31, 2016, the Fund paid transfer agent fees of $2,760,135, of which $914,529 was retained by Investor Services.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2016, the purchase and sale transactions aggregated $10,210,000 and $146,540,000, respectively.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2016, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$15,858,622
2018	3,803,336
2019	17,435,155
Capital loss carryforwards not subject to expiration:
Short term	95,398,032
Long term	54,573,530
Total capital loss carryforwards	$187,068,675

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,386,013,931

Unrealized appreciation	$954,373,645
Unrealized depreciation	(145,328,885)
Net unrealized appreciation (depreciation)	$809,044,760

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, wash sales and bond workout expenditures.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2016, aggregated $922,575,775 and $426,025,633, respectively.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2016, the aggregate value of these securities was $15,683,444, representing 0.1% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2016, the Fund did not use the Global Credit Facility.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2016, all of the Fund’s investments in financial instruments carried at fair value using Level 2 inputs.

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Semiannual Report 47

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On December 2, 2016, the Fund, pursuant to a plan of reorganization approved on November 7, 2016 by shareholders of Franklin Insured Tax-Free Income Fund (Target), a series of Franklin Tax-Fee Trust, acquired 100% of the Target’s net assets, primarily made up of investment securities, which included $99,145,146 of unrealized appreciation (depreciation), through a tax-free exchange of 153,822,312 shares of the Fund (valued at $1,832,081,312). Immediately after the completion of the reorganization, the combined net assets of the Fund were $12,517,460,660.

The primary purpose for the reorganization was to combine the Target with a fund that has identical investment goals, and similar principal investment strategies and principal risks, a larger asset size that is open to investors, similar annual fund operating expenses (on a pro forma combined basis), generally comparable credit quality, similar average annual total return, and more favorable sales prospects. The cost of the reorganization was $305,000, of which the Fund and the Target paid 25% and Advisers paid 50%.

Assuming the reorganization had been completed on May 1, 2016, the Fund’s pro forma results of operations would have been as follows:

Net Increase
		Net Realized and	(Decrease) in Net
	Net Investment	Unrealized Gain	Assets from
Period	Income	(Loss)	Operations

For the period May 1, 2016 through October 31, 2016	$241,754,085	($117,679,263)	$124,074,822

Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the results of operations attributable to the Target’s assets after the completion of the reorganization.

Abbreviations

Selected Portfolio

ACA	American Capital Access Holdings Inc.	IDC	Industrial Development Corp.
AGMC	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	MFR	Multi-Family Revenue
BHAC	Berkshire Hathaway Assurance Corp.	MTA	Metropolitan Transit Authority
CDA	Community Development Authority/Agency	NATL	National Public Financial Guarantee Corp.
COP	Certificate of Participation	PBA	Public Building Authority
EDA	Economic Development Authority	PCC	Pollution Control Corp.
EDC	Economic Development Corp.	PCR	Pollution Control Revenue
ETM	Escrow to Maturity	PFAR	Public Financing Authority Revenue
FGIC	Financial Guaranty Insurance Co.	PSF	Permanent School Fund
FHA	Federal Housing Authority/Agency	RDA	Redevelopment Agency/Authority
FICO	Financing Corp.	RDAR	Redevelopment Agency Revenue
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District
HFAR	Housing Finance Authority Revenue	XLCA	XL Capital Assurance
IDA	Industrial Development Authority/Agency

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s
website at sec.gov. The filed form may also be viewed and
copied at the Commission’s Public Reference Room in
Washington, DC. Information regarding the operations of the
Public Reference Room may be obtained by calling (800)
SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date  December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date  December 27, 2016

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

 Chief Accounting Officer

Date  December 27, 2016